Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 3,333	$ 3,791
Restricted deposit	12	12
Trade receivables	830	79
Other accounts receivable and prepaid expenses	239	270
Inventory	1,262	888
Total current assets	5,676	5,040
Restricted deposit	181	168
Operating lease right-of-use assets	2,796	3,215
Property and equipment, net	2,106	2,329
Intangible assets	82
Total non-current assets	5,165	5,712
Total assets	10,841	10,752
Liabilities and shareholders’ equity
Current maturity of loan		24
Trade payables	798	833
Operating lease liabilities	440	455
Deferred revenues	207	942
Accrued liabilities and other	1,943	1,203
Total current liabilities	3,388	3,457
Derivatives liability	28	68
Operating lease liabilities	2,948	3,139
Total non-current liabilities	2,976	3,207
Total liabilities	6,364	6,664
Commitments and contingencies
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2020 and December 31, 2019; issued and outstanding: 6,963,838 and 5,670,829 ordinary shares as of December 31, 2020 and December 31, 2019, respectively	2,933	2,368
Additional paid in capital and warrants	75,547	69,949
Currency translation differences	(969)	(969)
Accumulated deficit	(73,034)	(67,260)
Total shareholders’ equity	4,477	4,088
Total liabilities and shareholders’ equity	$ 10,841	$ 10,752